Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	IVY FUNDS
Prospectus Date		rr_ProspectusDate	Jul. 31, 2015
Ivy Small Cap Growth Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	Ivy Small Cap Growth Fund
Objective [Heading]		rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	To seek to provide growth of capital.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the Sales Charge Reductions section on page 225 of the Fund’s prospectus and in the Purchase, Redemption and Pricing of Shares section on page 131 of the Fund’s statement of additional information (SAI). The Fund’s Class B shares are not available for purchase by new or existing investors, but are available for dividend reinvestment and exchanges.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	43.00%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

			The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for a one year period, as indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Ivy Small Cap Growth Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in common stocks of small capitalization companies. For purposes of this Fund, small capitalization companies typically are companies with market capitalizations within the range of companies in the Russell 2000 Growth Index at the time of acquisition. As of June 30, 2015, this range of market capitalizations was between approximately $113.8 million and $4.7 billion. The Fund emphasizes smaller companies positioned in new or emerging industries where IICO believes there is opportunity for higher growth than in established companies or industries. The Fund's investments in equity securities may include common stocks that are offered in initial public offerings (IPOs).

In selecting securities for the Fund, IICO utilizes a bottom-up (researching individual issuers) stock picking process that focuses on companies it believes have sustainable long-term growth potential with superior financial characteristics and, therefore, are believed by IICO to be of a higher quality than many other small capitalization companies. IICO may look at a number of factors regarding a company, such as: management that is aggressive, creative, strong and/or dedicated, technological or specialized expertise, new or unique products or services, entry into new or emerging industries, growth in earnings/growth in revenue and sales/positive cash flows, ROIC (return on invested capital), market share, barriers to entry, operating margins, rising returns on investment, and security size and liquidity.

			Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses in buying securities. For example, IICO may sell a security if it believes that the stock no longer offers significant growth potential, which may be due to a change in the business or management of the company or a change in the industry or sector of the company. IICO also may sell a security to reduce the Fund's holding in that security, if it loses confidence in the management of the company, to take advantage of what it believes are more attractive investment opportunities or to raise cash.
Risk [Heading]		rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, the value of the Fund's shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:
  Company Risk. A company may be more volatile or perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
  Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may be more volatile or not perform as well as value stocks or the stock market in general.
  Initial Public Offering Risk. Any positive effect of investments in IPOs may not be sustainable because of a number of factors. Namely, the Fund may not be able to buy shares in some IPOs, or may be able to buy only a small number of shares. Also, the performance of IPOs generally is volatile, and is dependent on market psychology and economic conditions. To the extent that IPOs have a significant impact on the Fund's performance, this may not be able to be replicated in the future. The relative performance impact of IPOs is also likely to decline as the Fund grows.
  Liquidity Risk. Generally, a security is liquid if the Fund is able to sell the security at a fair price within a reasonable time. Liquidity generally is related to the market trading volume for a particular security. Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wider fluctuations in market value. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility. Also, the Fund may not be able to dispose of illiquid securities when that would be beneficial at a favorable time or price.
  Management Risk. Fund performance is primarily dependent on IICO's skill in evaluating and managing the Fund's portfolio. There can be no guarantee that its decisions will produce the desired results, and the Fund may not perform as well as other similar mutual funds.
  Market Risk. Markets can be volatile, and the Fund's holdings can decline in response to adverse issuer, political, regulatory, market or economic developments or conditions that may cause a broad market decline. Different parts of the market, including different sectors and different types of securities, can react differently to these developments. The financial crisis that started in 2008 continues to affect the U.S. and foreign economies and has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events, have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.
  Small Company Risk. Securities of small capitalization companies are subject to greater price volatility, lower trading volume and less liquidity due to, among other things, such companies' small size, limited product lines, limited access to financing sources and limited management depth. In addition, the frequency and volume of trading of such securities may be less than is typical of larger companies, making them subject to wider price fluctuations and such securities may be affected to a greater extent than other types of securities by the underperformance of a sector or during market downturns. In some cases, there could be difficulties in selling securities of small capitalization companies at the desired time.

Risk Lose Money [Text]		rr_RiskLoseMoney	As with any mutual fund, the value of the Fund's shares will change, and you could lose money on your investment.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the Fund’s returns with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown. Unlike the returns in the chart, the returns in the table reflect the maximum applicable sales charges for the Fund.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary. Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

			The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the Fund’s returns with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund).
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	800.777.6472
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.ivyfunds.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Chart of Year-by-Year Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	In the period shown in the chart, the highest quarterly return was 18.36% (the second quarter of 2009) and the lowest quarterly return was -22.83% (the fourth quarter of 2008). The Class A return for the year through June 30, 2015 was 7.91%.
Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2014
Performance Table Does Reflect Sales Loads		rr_PerformanceTableDoesReflectSalesLoads	Unlike the returns in the chart, the returns in the table reflect the maximum applicable sales charges for the Fund.
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.
Performance Table Explanation after Tax Higher		rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.
Ivy Small Cap Growth Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	[1]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Account Fee	[2]	rr_MaximumAccountFee	$ 20
Management Fees		rr_ManagementFeesOverAssets	0.84%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.43%
Fee Waiver and/or Expense Reimbursement	[3],[4]	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		rr_NetExpensesOverAssets	1.43%
1 Year		rr_ExpenseExampleYear01	$ 712
3 Years		rr_ExpenseExampleYear03	1,001
5 Years		rr_ExpenseExampleYear05	1,312
10 Years		rr_ExpenseExampleYear10	2,190
1 Year		rr_ExpenseExampleNoRedemptionYear01	712
3 Years		rr_ExpenseExampleNoRedemptionYear03	1,001
5 Years		rr_ExpenseExampleNoRedemptionYear05	1,312
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,190
2005		rr_AnnualReturn2005	12.44%
2006		rr_AnnualReturn2006	6.32%
2007		rr_AnnualReturn2007	7.73%
2008		rr_AnnualReturn2008	(37.85%)
2009		rr_AnnualReturn2009	42.74%
2010		rr_AnnualReturn2010	35.56%
2011		rr_AnnualReturn2011	(5.18%)
2012		rr_AnnualReturn2012	15.13%
2013		rr_AnnualReturn2013	40.79%
2014		rr_AnnualReturn2014	3.21%
Year to Date Return, Label		rr_YearToDateReturnLabel	return for the year
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	7.91%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	18.36%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(22.83%)
1 Year		rr_AverageAnnualReturnYear01	(2.73%)
5 Years		rr_AverageAnnualReturnYear05	15.18%
10 Years		rr_AverageAnnualReturnYear10	8.76%
Ivy Small Cap Growth Fund | Class B
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	[1]	rr_MaximumDeferredSalesChargeOverOther	5.00%
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees		rr_ManagementFeesOverAssets	0.84%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses		rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.31%
Fee Waiver and/or Expense Reimbursement	[3],[4]	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		rr_NetExpensesOverAssets	2.31%
1 Year		rr_ExpenseExampleYear01	$ 634
3 Years		rr_ExpenseExampleYear03	1,021
5 Years		rr_ExpenseExampleYear05	1,335
10 Years		rr_ExpenseExampleYear10	2,425
1 Year		rr_ExpenseExampleNoRedemptionYear01	234
3 Years		rr_ExpenseExampleNoRedemptionYear03	721
5 Years		rr_ExpenseExampleNoRedemptionYear05	1,235
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,425
1 Year		rr_AverageAnnualReturnYear01	(1.51%)
5 Years		rr_AverageAnnualReturnYear05	15.28%
10 Years		rr_AverageAnnualReturnYear10	8.54%
Ivy Small Cap Growth Fund | Class C
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	[1]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Account Fee	[2]	rr_MaximumAccountFee	$ 20
Management Fees		rr_ManagementFeesOverAssets	0.84%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses		rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.07%
Fee Waiver and/or Expense Reimbursement	[3],[4]	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		rr_NetExpensesOverAssets	2.07%
1 Year		rr_ExpenseExampleYear01	$ 210
3 Years		rr_ExpenseExampleYear03	649
5 Years		rr_ExpenseExampleYear05	1,114
10 Years		rr_ExpenseExampleYear10	2,400
1 Year		rr_ExpenseExampleNoRedemptionYear01	210
3 Years		rr_ExpenseExampleNoRedemptionYear03	649
5 Years		rr_ExpenseExampleNoRedemptionYear05	1,114
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,400
1 Year		rr_AverageAnnualReturnYear01	2.51%
5 Years		rr_AverageAnnualReturnYear05	15.79%
10 Years		rr_AverageAnnualReturnYear10	8.69%
Ivy Small Cap Growth Fund | Class E
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	[2]	rr_MaximumAccountFee	$ 20
Management Fees		rr_ManagementFeesOverAssets	0.84%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	0.70%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.79%
Fee Waiver and/or Expense Reimbursement	[3],[4]	rr_FeeWaiverOrReimbursementOverAssets	0.34%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		rr_NetExpensesOverAssets	1.45%
1 Year		rr_ExpenseExampleYear01	$ 734
3 Years		rr_ExpenseExampleYear03	1,135
5 Years		rr_ExpenseExampleYear05	1,559
10 Years		rr_ExpenseExampleYear10	2,733
1 Year		rr_ExpenseExampleNoRedemptionYear01	734
3 Years		rr_ExpenseExampleNoRedemptionYear03	1,135
5 Years		rr_ExpenseExampleNoRedemptionYear05	1,559
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,733
1 Year		rr_AverageAnnualReturnYear01	(2.89%)
5 Years		rr_AverageAnnualReturnYear05	15.09%
Life of Class		rr_AverageAnnualReturnSinceInception	8.32%
Inception Date		rr_AverageAnnualReturnInceptionDate	Apr. 02, 2007
Ivy Small Cap Growth Fund | Class I
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees		rr_ManagementFeesOverAssets	0.84%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.06%
Fee Waiver and/or Expense Reimbursement	[3],[4]	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		rr_NetExpensesOverAssets	1.06%
1 Year		rr_ExpenseExampleYear01	$ 108
3 Years		rr_ExpenseExampleYear03	337
5 Years		rr_ExpenseExampleYear05	585
10 Years		rr_ExpenseExampleYear10	1,294
1 Year		rr_ExpenseExampleNoRedemptionYear01	108
3 Years		rr_ExpenseExampleNoRedemptionYear03	337
5 Years		rr_ExpenseExampleNoRedemptionYear05	585
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,294
1 Year		rr_AverageAnnualReturnYear01	3.54%
5 Years		rr_AverageAnnualReturnYear05	17.02%
Life of Class		rr_AverageAnnualReturnSinceInception	10.00%
Inception Date		rr_AverageAnnualReturnInceptionDate	Apr. 02, 2007
Ivy Small Cap Growth Fund | Class R
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees		rr_ManagementFeesOverAssets	0.84%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses		rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.66%
Fee Waiver and/or Expense Reimbursement	[3],[4]	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		rr_NetExpensesOverAssets	1.66%
1 Year		rr_ExpenseExampleYear01	$ 169
3 Years		rr_ExpenseExampleYear03	523
5 Years		rr_ExpenseExampleYear05	902
10 Years		rr_ExpenseExampleYear10	1,965
1 Year		rr_ExpenseExampleNoRedemptionYear01	169
3 Years		rr_ExpenseExampleNoRedemptionYear03	523
5 Years		rr_ExpenseExampleNoRedemptionYear05	902
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,965
1 Year		rr_AverageAnnualReturnYear01	2.95%
5 Years		rr_AverageAnnualReturnYear05	16.35%
Life of Class		rr_AverageAnnualReturnSinceInception	8.87%
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 29, 2005
Ivy Small Cap Growth Fund | Class R6
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees		rr_ManagementFeesOverAssets	0.84%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.90%
Fee Waiver and/or Expense Reimbursement	[3],[4]	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		rr_NetExpensesOverAssets	0.90%
1 Year		rr_ExpenseExampleYear01	$ 92
3 Years		rr_ExpenseExampleYear03	287
5 Years		rr_ExpenseExampleYear05	498
10 Years		rr_ExpenseExampleYear10	1,108
1 Year		rr_ExpenseExampleNoRedemptionYear01	92
3 Years		rr_ExpenseExampleNoRedemptionYear03	287
5 Years		rr_ExpenseExampleNoRedemptionYear05	498
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,108
1 Year		rr_AverageAnnualReturnYear01
5 Years		rr_AverageAnnualReturnYear05
Life of Class		rr_AverageAnnualReturnSinceInception	8.63%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jul. 31, 2014
Ivy Small Cap Growth Fund | Class Y
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees		rr_ManagementFeesOverAssets	0.84%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.30%
Fee Waiver and/or Expense Reimbursement	[3],[4]	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		rr_NetExpensesOverAssets	1.30%
1 Year		rr_ExpenseExampleYear01	$ 132
3 Years		rr_ExpenseExampleYear03	412
5 Years		rr_ExpenseExampleYear05	713
10 Years		rr_ExpenseExampleYear10	1,568
1 Year		rr_ExpenseExampleNoRedemptionYear01	132
3 Years		rr_ExpenseExampleNoRedemptionYear03	412
5 Years		rr_ExpenseExampleNoRedemptionYear05	713
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,568
1 Year		rr_AverageAnnualReturnYear01	3.29%
5 Years		rr_AverageAnnualReturnYear05	16.73%
10 Years		rr_AverageAnnualReturnYear10	9.64%
Ivy Small Cap Growth Fund | Return After Taxes on Distributions | Class A
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	(4.22%)
5 Years		rr_AverageAnnualReturnYear05	14.11%
10 Years		rr_AverageAnnualReturnYear10	7.72%
Ivy Small Cap Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	(0.38%)
5 Years		rr_AverageAnnualReturnYear05	12.22%
10 Years		rr_AverageAnnualReturnYear10	7.10%
Ivy Small Cap Growth Fund | Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	5.60%
5 Years		rr_AverageAnnualReturnYear05	16.80%
10 Years		rr_AverageAnnualReturnYear10	8.54%
Ivy Small Cap Growth Fund | Lipper Small-Cap Growth Funds Universe Average (net of fees and expenses)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	2.23%
5 Years		rr_AverageAnnualReturnYear05	15.75%
10 Years		rr_AverageAnnualReturnYear10	7.91%

[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[2]	With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the close of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20. With limited exceptions, for Class E shares, the current $20 account fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed annually at the close of business on the second Tuesday of December.
[3]	Through July 31, 2016, IFDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class Y shares do not exceed the total annual ordinary fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.
[4]	Through July 31, 2016, Ivy Investment Management Company (IICO), the Fund's investment manager, Ivy Funds Distributor, Inc. (IFDI), the Fund's distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund's transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses for Class E shares at 1.45%. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees.